Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Accumulated depreciation	$ (28,930)	$ (33,697)
Property, Plant and Equipment, Net, Total	14,907	18,691
Computer And Communication Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 26,211	31,874
Computer And Communication Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Computer And Communication Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Furniture And Other Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 13,199	13,860
Furniture And Other Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Furniture And Other Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 4,427	$ 6,654
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	1 year
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years